SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)
Accounting Policies [Line Items]
FDIC insured amount				¥ 500,000	$ 70,234
Impairment loss on inventory	$ 0		$ 0
Allowances on advance to vendors			0		0
Allowances for doubtful accounts on prepayments and other assets			0		$ 0
Impairment of long-lived assets	$ 0	$ 0
Percentage of GST in singapore	9.00%
Percentage of consumption tax	10.00%
Advance from customers recognized as revenue	$ 1,919,206		$ 425,116
Advertising expenses	350,106	281,211
Lease term with AI Computing facilities				60 months	60 months
Receipt of government subsidy	$ 27,227	$ 2,960
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Customer list
Accounting Policies [Line Items]
Intangible assets amortized				8 years	8 years
Software
Accounting Policies [Line Items]
Intangible assets amortized				5 years	5 years
RMB
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts		7.2567	7.119	6.898	6.898
Items in the statements of income and cash flows	7.0061	7.2308	7.2125
HK
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts		7.7799	7.7809	7.84	7.84
Items in the statements of income and cash flows	7.7954	7.7771	7.7948
SG
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts		1.3445	1.2903	1.2893	1.2893
Items in the statements of income and cash flows	1.2857	1.3399	1.3156
JPY
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts		149.9	147.97	159.08	159.08
Items in the statements of income and cash flows	155.475	149.06	149.15
Minimum
Accounting Policies [Line Items]
Time taken by supplier for delivering IT equipment	1 month
Percentage of Value Added Tax in PRC	6.00%
Percentage of GST in singapore	0.00%
Minimum | Customer list
Accounting Policies [Line Items]
Intangible assets amortized				8 years	8 years
Maximum
Accounting Policies [Line Items]
Time taken by supplier for delivering IT equipment	3 months
Percentage of Value Added Tax in PRC	13.00%
Percentage of GST in singapore	9.00%
Maximum | Customer list
Accounting Policies [Line Items]
Intangible assets amortized				8 years	8 years